PROPERTY AND EQUIPMENT	6 Months Ended
Oct. 31, 2022
Property Plant And Equipment Abstract
PROPERTY AND EQUIPMENT

NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	October 31, 2022	April 30, 2022
Football Equipment	1-5 years	$583,401	$507,133
Office Equipment	1 year	11,000	11,000
Less: Accumulated Depreciation		(69,658)	-
		$524,743	$518,133

The Company commenced training camp operations on June 9, 2022 including the transportation of certain football and office equipment previously held in storage or purchased during the six months ended October 31, 2022. As a result, the Company commenced depreciation of certain of its football and office equipment.

During the six months ended October 31, 2022, the Company purchased $76,268 of football equipment. Depreciation expense amounted to $44,504 and $69,658 for the three and six months ended October 31, 2022, respectively. There was no depreciation expense for the three and six months ended October 31, 2021, respectively.